Net Income Per Share	12 Months Ended
Dec. 31, 2019
Net Income Per Share
Net Income Per Share
21.	Net Income Per Share

The following table sets forth the computation of basic and diluted net income per share for the years ended December 31, 2017, 2018 and 2019:

	For the year ended December 31,
	2017	2018	2019
Numerator (RMB in thousands):
Net income from continuing operations attributable to NetEase, Inc's shareholders	11,542,393	8,291,089	13,274,997
Net (loss)/income from discontinued operations attributable to NetEase, Inc's shareholders	(834,454)	(2,138,682)	7,962,519
Net income attributable to NetEase, Inc.’s shareholders for basic/dilutive net income per share calculation	10,707,939	6,152,407	21,237,516

Denominator (No. of shares in thousands):
Weighted average number of ordinary shares outstanding, basic	3,290,312	3,235,324	3,220,473
Dilutive effect of employee stock options and restricted share units	25,166	19,365	29,499
Weighted average number of ordinary shares outstanding, diluted	3,315,478	3,254,689	3,249,972
Net income per share from continuing operations attributable to NetEase, Inc's shareholders, basic (RMB)	3.51	2.56	4.12
Net (loss)/income per share from discontinued operations attributable to NetEase, Inc's shareholders, basic (RMB)	(0.26)	(0.66)	2.47
Net income per share, basic (RMB)	3.25	1.90	6.59
Net income per share from continuing operations attributable to NetEase, Inc's shareholders, diluted (RMB)	3.48	2.55	4.08
Net (loss)/income per share from discontinued operations attributable to NetEase, Inc's shareholders, diluted (RMB)	(0.25)	(0.66)	2.45
Net income per share, diluted (RMB)	3.23	1.89	6.53

Basic net income per share is computed using the weighted average number of the ordinary shares outstanding during the year. Diluted net income per share is computed using the weighted average number of ordinary shares and potential ordinary shares outstanding during the year. For the years ended December 31, 2017, 2018 and 2019, options to purchase ordinary shares and RSUs that were anti-dilutive and excluded from the calculation of diluted net income per share totaled approximately 3.8 million shares, 19.6 million shares and 11.4 million shares, respectively.